PRIME INCOME TRUST                                TWO WORLD TRADE CENTER, NEW
LETTER TO THE SHAREHOLDERS MARCH 31, 1998         YORK, NEW YORK 10048

DEAR SHAREHOLDER:

We are pleased to present the semiannual report on the operations of Prime Income Trust. During the six-month period ended March 31, 1998, the Trust continued to meet its objective of seeking a high level of current income consistent with the preservation of capital.

PERFORMANCE AND PORTFOLIO

For this six-month period, the Trust posted a total return of 3.78 percent. The Trust's net asset value on March 31, 1998 was $9.95 per share, within one-half of one percent of its November 1989 initial net asset value of $10.00. During the period under review, the Trust continued to maintain a 200 to 300 basis point (2 to 3 percentage point) premium over money market rates.

The Trust invests in a portfolio of floating and adjustable-rate loans, which have reset mechanisms that minimize the impact on the Trust from fluctuations in prevailing interest rates. The Trust's portfolio resets approximately every 45 days to track short-term interest rates, primarily the prime lending rate of major U.S. banks or LIBOR (London Inter-Bank Offered Rate). Over the semiannual reporting period, the prime rate remained constant at 8.50 percent, while the three-month LIBOR declined modestly, from 5.76 percent to 5.71 percent.

The Trust's asset growth continued at a very healthy pace during the first six months of its fiscal year. Assets under management grew by $324 million, to a total of nearly $1.67 billion. Quarterly tenders have remained consistent with prior years, with a quarterly rate of 1.5 percent to 2 percent of net assets, for a total of $54.4 million fiscal year-to-date.

Asset diversification continues to be a priority. The Trust is actively managed to maintain its broad diversity, with over 140 different credits spread across more than 40 industries. Transaction flow continues

PRIME INCOME TRUST
LETTER TO THE SHAREHOLDERS MARCH 31, 1998, CONTINUED

to be strong. Equity sponsor groups continue to introduce funds in unprecedented size and number as merger and acquisition activity increases, and the prevailing lending rates remain low. These conditions are excellent for new transaction flow and we therefore expect that there will be ample product to meet the Trust's investment requirements for the foreseeable future.

LOOKING AHEAD

In late 1997, the financial markets anticipated that interest rates would remain in a downward trend primarily because of the prospect for a balanced federal budget and potential fallout from the Asian currency crisis. The outlook for Asia, however, appears to have brightened and U.S. economic activity continues at a rapid pace, diminishing the probability of substantially lower near-term rates. The Trust, however, is designed to track these movements, thereby seeking net asset value stability and a yield that can remain competitive with current short-term rates.

We appreciate your support of Prime Income Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         SENIOR COLLATERALIZED TERM LOANS (a) (84.9%)
         AEROSPACE (1.3%)
$ 11,250 Fairchild Holding Corp................................................      8.66%        06/18/04  $   11,247,975
   9,900 Tri-Star Aerospace Co.................................................       7.94        09/30/03       9,900,396
                                                                                                            --------------
                                                                                                                21,148,371
                                                                                                            --------------
         AIR FREIGHT (1.4%)
   8,877 Atlas Freighter Leasing II, Inc.......................................       7.91        05/29/04       8,876,008
   5,088 Evergreen International Aviation, Inc.................................       8.69        05/31/02       5,087,449
   9,649 First Security Bank, National Association as Owner Trustee............       8.63        05/07/03       9,646,765
                                                                                                            --------------
                                                                                                                23,610,222
                                                                                                            --------------
         AIRCRAFT & AEROSPACE (0.5%)
   8,663 Erickson Air-Crane Co., L.L.C.........................................       9.19        12/31/04       8,662,327
                                                                                                            --------------
         APPAREL (0.1%)
   1,613 London Fog Industries, Inc. (b).......................................      10.00        02/27/03       1,613,132
                                                                                                            --------------
         AUTO PARTS (1.8%)
   9,270 Federal Mogul Corp....................................................   7.69 to 7.75    11/01/99       9,269,339
  15,033 Federal Mogul Corp....................................................   7.94 to 8.00    12/31/05      15,031,219
   3,068 Hayes Wheels International, Inc.......................................   8.44 to 8.72    07/31/04       3,067,682
   2,486 Hayes Wheels International, Inc.......................................   8.69 to 8.97    07/31/05       2,485,825
                                                                                                            --------------
                                                                                                                29,854,065
                                                                                                            --------------
         AUTO PARTS - AFTER MARKET (0.8%)
  12,600 CSK Auto, Inc.........................................................       8.13        10/31/03      12,597,984
                                                                                                            --------------
         AUTO TRUCKS & PARTS (2.4%)
  10,000 Accuride Corp.........................................................       7.88        01/21/06       9,998,900
  10,000 American Axle & Manufacturing, Inc....................................       7.91        04/30/06       9,998,900
  19,962 AP Automotive Systems, Inc............................................   8.63 to 8.94    12/19/05      19,959,250
                                                                                                            --------------
                                                                                                                39,957,050
                                                                                                            --------------
         BEVERAGES - SOFT DRINKS (1.6%)
   3,880 Select Beverages, Inc.................................................   9.06 to 9.13    06/30/01       3,880,200
   5,820 Select Beverages, Inc.................................................       9.19        06/30/02       5,820,293
   8,706 Snapple/Mistic Beverages, Inc.........................................       8.69        06/01/04       8,704,834
   8,706 Snapple/Mistic Beverages, Inc.........................................       8.94        06/01/05       8,704,834
                                                                                                            --------------
                                                                                                                27,110,161
                                                                                                            --------------
         BREWERS (1.2%)
   4,194 The Stroh Brewery Co..................................................       8.13        06/30/01       4,192,884
   2,420 The Stroh Brewery Co. (Revolver)......................................       8.19        06/30/01       2,419,976

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$ 13,784 The Stroh Brewery Co..................................................      8.63%        06/30/03  $   13,781,185
                                                                                                            --------------
                                                                                                                20,394,045
                                                                                                            --------------
         BROADCAST MEDIA (2.2%)
   6,098 Benedek Broadcasting Corp.............................................   8.69 to 9.19    12/31/04       6,098,436
   6,400 Chancellor Media Corp.................................................       7.06        06/30/05       6,399,936
   5,000 LIN Television Corp...................................................       7.69        03/31/07       4,999,550
   8,760 River City Broadcasting, L.P..........................................       8.69        12/31/99       8,760,246
  10,000 USA Networks, Inc.....................................................       7.38        12/31/03       9,998,300
                                                                                                            --------------
                                                                                                                36,256,468
                                                                                                            --------------
         BUILDING MATERIALS (1.0%)
   6,000 Dayton Superior Corp..................................................       8.38        09/29/05       5,998,800
   9,971 Falcon Building Products, Inc.........................................       8.69        06/30/05       9,970,631
                                                                                                            --------------
                                                                                                                15,969,431
                                                                                                            --------------
         CABLE/CELLULAR (2.7%)
   5,925 Cable Systems International, Inc......................................       8.69        12/31/02       5,924,171
   9,988 Charter Communications Entertainment I, L.P...........................       8.31        12/31/04       9,986,401
   9,238 Mobilemedia Communications Corp.......................................       8.13        06/30/02       8,220,792
   1,821 Mobilemedia Communications Corp. (Revolver)...........................   8.13 to 8.32    06/30/02       1,620,175
   2,500 Mobilemedia Communications Corp.......................................       8.63        06/30/03       2,274,549
  12,438 Price Communications Wireless, Inc....................................       8.44        09/30/06      12,437,376
   4,029 Supercanal Holdings S.A. (Argentina) (b)..............................      10.19        10/12/02       4,028,582
                                                                                                            --------------
                                                                                                                44,492,046
                                                                                                            --------------
         CHEMICALS - SPECIALTY (1.7%)
   3,889 Huntsman Specialty Chemicals Corp.....................................       8.19        03/15/04       3,888,975
   3,889 Huntsman Specialty Chemicals Corp.....................................       8.44        03/15/05       3,888,975
   5,000 Huntsman Specialty Chemicals Corp.....................................       7.94        06/30/04       4,999,550
   6,947 Pioneer America Acquisitions Corp.....................................   8.19 to 8.38    12/05/06       6,946,142
   8,250 Pioneer Americas, Inc.................................................  8.76 to 10.13    12/05/06       8,249,952
                                                                                                            --------------
                                                                                                                27,973,594
                                                                                                            --------------
         COAL (0.8%)
   6,555 Alliance Coal Corp....................................................       8.94        12/31/02       6,554,118
   7,388 Calciner Industries, Inc..............................................       8.99        09/30/04       7,387,869
                                                                                                            --------------
                                                                                                                13,941,987
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         COMMERCIAL SERVICES (0.9%)
$ 14,850 Omni Services, Inc. (France)..........................................      8.94%        10/30/05  $   14,841,239
                                                                                                            --------------
         COMMUNICATIONS - EQUIPMENT & SOFTWARE (3.3%)
   5,000 Channel Master, Inc...................................................   8.69 to 8.88    10/10/05       4,999,864
  12,391 Latin Communications, Inc.............................................   9.34 to 9.44    02/28/04      12,389,348
  20,000 Nextel Finance Co.....................................................       8.44        09/30/06      19,999,800
  11,000 Powertel PCS, Inc.....................................................       8.69        12/31/08      10,999,120
   5,988 Telex Communications, Inc.............................................       8.69        11/06/04       5,988,102
                                                                                                            --------------
                                                                                                                54,376,234
                                                                                                            --------------
         COMPUTER SERVICES (0.9%)
  14,925 DecisionOne Corp......................................................   8.63 to 8.69    08/07/04      14,918,413
                                                                                                            --------------
         COMPUTERS - SYSTEMS (0.3%)
   5,676 Anacomp, Inc..........................................................       8.69        03/31/01       5,676,409
                                                                                                            --------------
         CONSUMER PRODUCTS (1.7%)
   9,429 Chattem, Inc..........................................................  8.69 to 10.50    02/14/04       9,428,658
  18,907 Playtex Products, Inc.................................................       7.13        09/15/03      18,904,445
                                                                                                            --------------
                                                                                                                28,333,103
                                                                                                            --------------
         CONVENIENCE STORE (0.7%)
   4,975 Caribbean Petroleum, L.P..............................................       8.94        09/30/05       4,975,000
   7,173 Cumberland Farms, Inc. (Participation: Merrill Lynch & Co., Inc.)
           (c).................................................................       9.00        12/31/98       7,173,108
                                                                                                            --------------
                                                                                                                12,148,108
                                                                                                            --------------
         DEFENSE (0.9%)
   7,214 United Defense Industries, Inc........................................   7.19 to 7.25    10/06/05       7,213,340
   7,007 United Defense Industries, Inc........................................   7.44 to 7.50    10/06/06       7,006,473
                                                                                                            --------------
                                                                                                                14,219,813
                                                                                                            --------------
         DRUG STORES (0.6%)
  10,000 Duane Reade, Inc......................................................       8.63        02/15/05       9,998,300
                                                                                                            --------------
         ELECTRONIC & ELECTRICAL EQUIPMENT (0.6%)
   8,834 Amphenol Corp.........................................................       7.63        05/19/06       8,832,676
                                                                                                            --------------
         ENTERTAINMENT & LEISURE TIME (2.8%)
   8,433 Amscan Holdings, Inc..................................................       8.28        12/31/04       8,433,662
  20,000 Florida Panthers Holdings, Inc........................................       8.44        07/15/98      20,000,000
   7,500 Metro-Goldwyn-Mayer Studios, Inc......................................       8.13        03/31/06       7,498,650
  10,137 Six Flags Theme Parks, Inc............................................       8.75        06/23/03      10,137,405
                                                                                                            --------------
                                                                                                                46,069,717
                                                                                                            --------------
         FINANCE (2.5%)
  13,000 Blackstone Capital Company II, L.L.C..................................       9.19        05/31/99      12,999,870
  16,000 Mafco Finance Corp....................................................      10.19        03/20/99      16,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$ 13,000 Wasserstein/C & A Holdings, L.L.C.....................................      9.19%        05/31/99  $   12,998,830
                                                                                                            --------------
                                                                                                                41,998,700
                                                                                                            --------------
         FOOD PROCESSING (0.2%)
   3,922 Southern Foods Group, L.P.............................................   8.63 to 8.69    03/04/06       3,921,576
                                                                                                            --------------
         FOOD SERVICES (0.6%)
   6,602 Volume - Services, Inc................................................       9.19        12/31/02       6,602,401
   3,301 Volume - Services, Inc................................................       9.69        12/31/03       3,300,852
                                                                                                            --------------
                                                                                                                 9,903,253
                                                                                                            --------------
         FOODS (1.6%)
  15,000 B & P S.A. (Argentina)................................................      11.44        10/30/98      14,999,850
  12,500 Leon's Bakery, Inc....................................................       8.63        06/03/05      12,497,750
                                                                                                            --------------
                                                                                                                27,497,600
                                                                                                            --------------
         FOODS & BEVERAGES (2.6%)
   6,500 Aurora Foods, Inc.....................................................       8.38        12/31/05       6,499,415
   6,500 Aurora Foods, Inc.....................................................       8.63        06/30/06       6,499,350
   7,489 Eagle Family Foods, Inc...............................................   7.88 to 7.94    12/31/05       7,488,474
  11,107 Specialty Foods Corp..................................................       9.44        01/31/00      11,107,195
   7,567 Van de Kamps, Inc.....................................................  8.69 to 10.50    04/30/03       7,566,380
   4,754 Van de Kamps, Inc.....................................................  8.94 to 10.75    09/30/03       4,753,521
                                                                                                            --------------
                                                                                                                43,914,335
                                                                                                            --------------
         FUNERAL SERVICES (1.2%)
   4,917 Prime Succession, Inc.................................................   8.69 to 8.94    08/01/03       4,916,789
   4,917 Prime Succession, Inc. (Participation: Goldman Sachs & Co.) (b).......   8.69 to 8.94    08/01/03       4,916,789
   9,800 Rose Hills Co.........................................................   8.69 to 8.81    12/01/03       9,801,804
                                                                                                            --------------
                                                                                                                19,635,382
                                                                                                            --------------
         GAS - TRUCK STOP (0.4%)
   6,528 Petro Stopping Centers, L.P...........................................       8.69        09/30/03       6,527,256
                                                                                                            --------------
         GLASS (0.3%)
   2,500 Safelite Glass Corp...................................................       7.63        12/23/04       2,498,425
   2,500 Safelite Glass Corp...................................................       7.88        12/23/05       2,498,375
                                                                                                            --------------
                                                                                                                 4,996,800
                                                                                                            --------------
         HEALTHCARE (3.7%)
   7,178 Community Health Systems, Inc.........................................       8.91        12/31/03       7,177,580
   7,178 Community Health Systems, Inc.........................................       9.41        12/31/04       7,177,364
   5,397 Community Health Systems, Inc.........................................       9.66        12/31/05       5,396,667
   4,478 GEAC/Multicare Co., Inc...............................................   8.38 to 8.44    09/30/04       4,477,125

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
$  1,490 GEAC/Multicare Co., Inc...............................................      8.69%        06/01/05  $    1,489,985
   5,970 Genesis Health Ventures, Inc..........................................   8.38 to 8.44    09/30/04       5,969,376
   5,960 Genesis Health Ventures, Inc..........................................   8.63 to 8.69    06/01/05       5,959,670
   5,075 Interim Healthcare, Inc...............................................       8.47        02/29/04       5,074,848
   1,901 Interim Healthcare, Inc...............................................       8.72        02/28/05       1,901,079
   4,000 Magellan Health Services, Inc.........................................       8.19        02/12/05       3,999,960
   4,000 Magellan Health Services, Inc.........................................       8.44        02/12/06       3,999,960
   9,183 PrimeCare International, Inc..........................................       8.94        02/28/02       9,182,551
                                                                                                            --------------
                                                                                                                61,806,165
                                                                                                            --------------
         HEALTHCARE - DIVERSIFIED (1.0%)
  17,500 Integrated Health Service, Inc........................................       7.63        12/31/04      17,497,025
                                                                                                            --------------
         HEATING & AIR CONDITIONING (1.4%)
  11,945 Goodman Manufacturing Co., L.P. & Amana Company, L.P..................       7.69        09/30/04      11,944,479
  11,945 Goodman Manufacturing Co., L.P. & Amana Company, L.P..................       7.94        09/30/05      11,944,479
                                                                                                            --------------
                                                                                                                23,888,958
                                                                                                            --------------
         HOTELS/MOTELS (1.8%)
   9,944 Interstate Hotels Corp................................................       7.94        06/25/04       9,944,345
  20,000 Starwood Hotels & Resorts Worldwide, Inc..............................       7.44        02/23/03      19,999,800
                                                                                                            --------------
                                                                                                                29,944,145
                                                                                                            --------------
         HOUSEHOLD APPLIANCES (0.9%)
  15,000 Coinmach Corp.........................................................       7.94        06/30/05      14,999,850
                                                                                                            --------------
         HOUSEHOLD FURNISHINGS & APPLIANCES (0.5%)
   3,027 Sealy Mattress Co.....................................................       8.44        12/15/04       3,026,848
   2,179 Sealy Mattress Co.....................................................       8.69        12/15/05       2,179,481
   2,785 Sealy Mattress Co.....................................................       8.94        12/15/06       2,784,877
                                                                                                            --------------
                                                                                                                 7,991,206
                                                                                                            --------------
         INSURANCE BROKERS (0.4%)
   7,400 Acordia, Inc..........................................................       8.44        12/31/04       7,399,926
                                                                                                            --------------
         MANUFACTURING (2.0%)
   5,693 Alliance Gaming Corp..................................................   8.38 to 8.56    01/31/05       5,689,498
   2,274 Alliance Gaming Corp..................................................   8.63 to 8.81    07/31/05       2,273,004
   7,769 Arena Brands, Inc.....................................................   8.92 to 9.66    06/01/02       7,768,321
     729 Arena Brands, Inc. (Revolver).........................................   8.93 to 8.94    06/01/02         729,159
   4,528 Chatham Technologies, Inc.............................................       8.44        08/18/03       4,528,054
   5,192 Chatham Technologies, Inc.............................................       8.94        08/18/05       5,191,585
   6,965 Desa International, Inc...............................................       8.53        11/26/04       6,964,721
                                                                                                            --------------
                                                                                                                33,144,342
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         MANUFACTURING - CONSUMER
         & INDUSTRIAL PRODUCTS (0.9%)
$  4,570 C.S. Brooks Canada, Inc. (Canada).....................................      8.94%        06/30/02  $    4,570,411
  10,157 C.S. Brooks Canada, Inc. (Canada).....................................       9.19        06/30/04      10,156,163
                                                                                                            --------------
                                                                                                                14,726,574
                                                                                                            --------------
         MANUFACTURING - DIVERSIFIED (2.5%)
   8,082 Adience, Inc. and Refraco Holdings, Ltd...............................       8.69        04/15/05       8,081,705
   2,000 Adience, Inc..........................................................       8.94        07/30/05       1,999,980
   6,965 Doskocil Manufacturing Co.............................................       8.44        09/30/04       6,964,930
   3,700 Eagle-Picher Industries, Inc..........................................       8.32        08/31/05       3,700,000
   5,550 Eagle-Picher Industries, Inc..........................................       8.57        08/31/06       5,549,945
  10,857 Refraco, Inc..........................................................       9.44        10/15/05      10,857,034
   4,524 Signature Brands, Inc.................................................       8.41        08/15/01       4,524,044
                                                                                                            --------------
                                                                                                                41,677,638
                                                                                                            --------------
         MANUFACTURING - RENTAL CAREER APPAREL (1.3%)
  15,000 Sun Apparel, Inc......................................................       8.94        09/30/04      14,999,850
   6,174 The William Carter Co.................................................   8.63 to 8.91    10/30/03       6,171,898
                                                                                                            --------------
                                                                                                                21,171,748
                                                                                                            --------------
         MEDICAL EQUIPMENT (0.7%)
     855 Hanger Orthopedic Group, Inc..........................................       7.19        12/31/03         854,720
     986 JE Hanger, Inc. of Georgia............................................       7.19        12/31/03         985,937
   7,159 Medical Specialties Group, Inc........................................  9.44 to 11.25    06/30/04       7,159,091
   2,523 Medical Specialties Group, Inc........................................       8.69        06/30/01       2,522,727
                                                                                                            --------------
                                                                                                                11,522,475
                                                                                                            --------------
         MEDICAL PRODUCTS & SUPPLIES (1.1%)
   3,183 Alaris Medical Sytems, Inc............................................       8.19        11/01/03       3,182,517
   3,183 Alaris Medical Sytems, Inc............................................       8.19        11/01/04       3,182,517
   2,995 Alaris Medical Sytems, Inc............................................       8.19        05/01/05       2,995,310
   3,363 Dade International, Inc...............................................   7.63 to 7.69    12/31/02       3,361,093
   3,363 Dade International, Inc...............................................   7.63 to 7.69    12/31/03       3,360,984
   3,021 Dade International, Inc...............................................       7.63        12/31/04       3,019,372
                                                                                                            --------------
                                                                                                                19,101,793
                                                                                                            --------------
         MEDICAL SERVICES (1.0%)
   1,995 Alliance Imaging, Inc.................................................       8.19        12/18/03       1,994,609
   4,988 Alliance Imaging, Inc.................................................       8.47        06/18/04       4,986,502
   9,950 SMT Health Services, Inc..............................................       8.44        08/31/03       9,949,901
                                                                                                            --------------
                                                                                                                16,931,012
                                                                                                            --------------
         METALS & MINING (0.5%)
   8,705 U.S. Silica Corp......................................................       8.97        12/31/03       8,704,510
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         MISCELLANEOUS (1.3%)
$ 12,594 Pinnacle Brands, Inc..................................................  8.94 to 10.75%   05/29/02  $   12,592,747
   4,050 Werner Holding Co., Inc...............................................       8.15        11/30/04       4,047,489
   4,950 Werner Holding Co., Inc...............................................       8.40        11/30/05       4,946,832
                                                                                                            --------------
                                                                                                                21,587,068
                                                                                                            --------------
         PACKAGING & BOTTLING (0.9%)
   5,469 Graham Packaging Co...................................................       8.44        01/31/06       5,468,695
   4,531 Graham Packaging Co...................................................       8.69        01/31/07       4,531,205
   4,950 MPC Packaging Corp....................................................       8.81        05/30/04       4,950,000
                                                                                                            --------------
                                                                                                                14,949,900
                                                                                                            --------------
         PAPER (2.6%)
  12,405 Alabama Pine Pulp Co., Inc. (d).......................................   6.85 to 6.98    12/31/02      10,544,572
   9,631 Alabama River Newsprint Co. (Participation: Toronto Dominion Bank)
           (c).................................................................   7.50 to 7.63    12/31/02       8,943,930
   9,975 Bear Island Paper Co., L.L.C..........................................       8.69        12/31/05       9,973,604
   3,702 Crown Paper Co. (Revolver)............................................  8.13 to 10.00    08/22/02       3,701,812
   9,849 Crown Paper Co........................................................  9.06 to 10.75    08/22/03       9,849,285
                                                                                                            --------------
                                                                                                                43,013,203
                                                                                                            --------------
         PLASTICS (1.0%)
   7,500 Jet Plastica Industries, Inc..........................................       8.31        12/31/02       7,499,925
   9,074 Jet Plastica Industries, Inc..........................................       8.81        12/31/04       9,074,234
                                                                                                            --------------
                                                                                                                16,574,159
                                                                                                            --------------
         PRINTED CIRCUIT BOARDS (0.8%)
   6,913 Celestica, Inc........................................................       8.69        04/22/03       6,911,947
   3,000 Viasystems Group, Inc.................................................   8.44 to 8.63    03/31/04       2,999,640
   2,477 Viasystems Group, Inc.................................................       8.63        06/30/04       2,476,827
   1,500 Viasystems Group, Inc.................................................       9.13        06/30/05       1,499,715
                                                                                                            --------------
                                                                                                                13,888,129
                                                                                                            --------------
         PUBLISHING (1.7%)
  11,000 Cygnus Publishing, Inc................................................       8.39        06/05/05      10,998,130
  10,000 The Sheridan Group, Inc...............................................       8.63        01/30/05       9,998,200
   3,345 Von Hoffman Press, Inc................................................       8.19        05/30/04       3,344,375
   3,345 Von Hoffman Press, Inc................................................       8.19        05/30/05       3,344,375
                                                                                                            --------------
                                                                                                                27,685,080
                                                                                                            --------------
         PUBLISHING - BUSINESS (0.9%)
  14,375 Advanstar Communications, Inc.........................................       8.69        12/31/03      14,374,713
                                                                                                            --------------
         PUBLISHING - NEWSPAPER (0.3%)
   5,000 21st Century Newspapers, Inc..........................................       8.44        09/15/05       4,998,950
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         RESTAURANTS (1.5%)
$ 16,002 Houlihan's Restaurants, Inc...........................................      9.09%        04/15/04  $   16,000,254
   9,807 Shoney's, Inc.........................................................  8.63 to 10.50    04/30/02       9,805,875
                                                                                                            --------------
                                                                                                                25,806,129
                                                                                                            --------------
         RETAIL - DEPARTMENT STORES (1.5%)
  12,104 The Caldor Corp. (Revolver)...........................................   6.69 to 8.75    12/31/98      12,104,322
  12,500 Tuesday Morning Corp..................................................       8.81        12/29/04      12,499,875
                                                                                                            --------------
                                                                                                                24,604,197
                                                                                                            --------------
         SCIENTIFIC INSTRUMENTS (0.3%)
   3,192 Fisher Scientific International, Inc..................................       8.13        01/21/05       3,191,279
   2,209 Fisher Scientific International, Inc..................................       8.38        10/21/05       2,208,365
                                                                                                            --------------
                                                                                                                 5,399,644
                                                                                                            --------------
         SEMICONDUCTORS (1.3%)
  17,260 Fairchild Semiconductor Corp..........................................   8.19 to 8.35    03/11/03      17,257,859
   5,000 Mitel Corp............................................................       7.94        12/26/03       4,999,550
                                                                                                            --------------
                                                                                                                22,257,409
                                                                                                            --------------
         SPECIALTY PACKAGING (0.6%)
   5,850 Calmar, Inc...........................................................  8.69 to 10.50    09/15/03       5,849,307
   4,388 Calmar, Inc...........................................................  8.94 to 10.75    03/15/04       4,386,978
                                                                                                            --------------
                                                                                                                10,236,285
                                                                                                            --------------
         SPORTING GOODS (1.2%)
   4,117 E & S Holdings Corp...................................................       7.94        09/30/03       4,117,606
   2,485 E & S Holdings Corp. (Revolver).......................................       7.94        09/30/03       2,484,681
   3,111 E & S Holdings Corp...................................................       8.44        09/30/04       3,111,080
   3,111 E & S Holdings Corp...................................................       8.94        09/30/05       3,111,080
   1,778 E & S Holdings Corp...................................................       9.44        03/30/06       1,777,742
     824 Worldwide Sports & Recreation, Inc....................................       8.69        04/26/00         823,541
   4,903 Worldwide Sports & Recreation, Inc....................................       9.19        04/26/01       4,902,921
                                                                                                            --------------
                                                                                                                20,328,651
                                                                                                            --------------
         STEEL (0.2%)
   4,000 Earle M. Jorgensen Co.................................................       8.94        03/31/04       3,999,960
                                                                                                            --------------
         SUPERMARKETS (0.4%)
   3,110 Star Markets Co., Inc.................................................       8.63        12/31/01       3,107,453
   2,329 Star Markets Co., Inc.................................................       9.13        12/31/02       2,327,624
   2,064 Star Markets Co., Inc.................................................       9.13        12/31/03       2,062,676
                                                                                                            --------------
                                                                                                                 7,497,753
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                            COUPON       MATURITY
THOUSANDS                                                                             RATE          DATE        VALUE
--------------------------------------------------------------------------------------------------------------------------
         TELECOMMUNICATIONS (0.6%)
$ 10,000 Sprint Spectrum L.P...................................................  8.63 to 9.22%    12/31/00  $    9,998,564
                                                                                                            --------------
         TELEPHONE - LONG DISTANCE (0.6%)
   9,975 Access Communications & S.J. Investments, Inc.........................  8.94 to 10.75    12/31/04       9,974,499
                                                                                                            --------------
         TELEPHONES (0.9%)
  11,323 MJD Communications, Inc...............................................      10.25        03/31/06      11,322,581
   4,000 MJD Communications, Inc...............................................      10.50        03/31/07       4,000,000
                                                                                                            --------------
                                                                                                                15,322,581
                                                                                                            --------------
         TEXTILES (1.3%)
   4,592 Joan Fabrics Corp.....................................................       8.69        06/30/05       4,592,001
   2,387 Joan Fabrics Corp.....................................................       9.19        06/30/06       2,387,177
   7,980 Pillowtex Corp........................................................       8.19        12/31/04       7,979,441
   7,000 Polymer Group, Inc....................................................       8.32        12/20/05       7,000,140
                                                                                                            --------------
                                                                                                                21,958,759
                                                                                                            --------------
         TOYS (0.9%)
   7,214 Ritvik Toys, Inc......................................................       9.19        02/08/03       7,213,988
   7,214 Ritvik Toys, Inc......................................................       9.69        02/08/04       7,213,988
                                                                                                            --------------
                                                                                                                14,427,976
                                                                                                            --------------
         TRANSPORTATION (0.2%)
   4,000 Transportacion Ferroviaria Mexicana S.A. de C.V. (Mexico).............       9.69        12/23/02       3,999,720
                                                                                                            --------------
         TRANSPORTATION - SHIPPING (0.4%)
   7,500 North American Van Lines, Inc.........................................      10.25        03/31/06       7,500,000
                                                                                                            --------------
         WASTE DISPOSAL (0.3%)
   5,775 Allied Waste North America, Inc.......................................       7.13        12/05/03       5,774,134
                                                                                                            --------------
         WHOLESALE DISTRIBUTOR (1.1%)
  14,687 American Marketing Industries, Inc....................................       9.19        11/29/02      14,686,913
   3,960 American Marketing Industries, Inc....................................       9.19        11/30/03       3,959,960
                                                                                                            --------------
                                                                                                                18,646,873
                                                                                                            --------------
         WIRE & CABLE (0.8%)
  12,939 International Wire Group, Inc.........................................   7.63 to 7.91    09/30/03      12,937,693
                                                                                                            --------------

         TOTAL SENIOR COLLATERALIZED TERM LOANS
         (IDENTIFIED COST $1,420,582,774).................................................................   1,419,639,193
                                                                                                            --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (e) (0.4%)
           APPAREL (0.1%)
 129,050   London Fog Industries, Inc. (Restricted)...................................            $    1,929,001
                                                                                                  --------------
           RECORD & TAPE DISTRIBUTION (0.3%)
 149,225   Camelot Music Holdings, Inc. (Restricted)..................................                 4,875,000
                                                                                                  --------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $7,133,907).........................................................       6,804,001
                                                                                                  --------------

NUMBER OF                                                                                         EXPIRATION
WARRANTS                                                                                             DATE
---------                                                                                         ----------
           WARRANTS (e) (0.0%)
           APPAREL
   7,931   London Fog Industries, Inc. (IDENTIFIED COST $1,722,237)..............                  02/27/05           96,000
                                                                                                              --------------

PRINCIPAL
AMOUNT IN                                                                             COUPON       MATURITY
THOUSANDS                                                                              RATE          DATE
---------                                                                          -------------   --------
           SHORT-TERM INVESTMENTS (f) (13.9%)
           COMMERCIAL PAPER
           AUTOMOTIVE - FINANCE (3.8%)
$ 63,000   Ford Motor Credit Co. (g).............................................      5.54%       04/09/98      62,922,440
                                                                                                             --------------
           FINANCE - CONSUMER (3.9%)
  34,000   American Express Credit Corp..........................................      5.69        04/01/98      34,000,000
  31,000   American Express Credit Corp..........................................      5.54        04/03/98      30,990,459
                                                                                                             --------------
                                                                                                                 64,990,459
                                                                                                             --------------
           FINANCE - DIVERSIFIED (1.6%)
  27,000   General Electric Capital Corp. (g)....................................      5.70        04/07/98      26,974,350
                                                                                                             --------------
           OFFICE EQUIPMENT (3.3%)
  55,000   IBM Credit Corp.......................................................      5.54        04/02/98      54,991,536
                                                                                                             --------------

           TOTAL COMMERCIAL PAPER
           (AMORTIZED COST $209,878,785)...................................................................     209,878,785
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                             COUPON       MATURITY
THOUSANDS                                                                              RATE          DATE        VALUE
---------------------------------------------------------------------------------------------------------------------------
           REPURCHASE AGREEMENT (1.3%)
$ 22,467   The Bank of New York (dated 03/31/98; proceeds $22,470,229) (h)
             (IDENTIFIED COST $22,466,875).......................................     5.375%       04/01/98  $   22,466,875
                                                                                                             --------------

           TOTAL SHORT-TERM INVESTMENTS
           (IDENTIFIED COST $232,345,660)..................................................................     232,345,660
                                                                                                             --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,661,784,578) (i)....................................................   99.2 %   1,658,884,854

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.8        13,317,159
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 1,672,202,013
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

(a) Floating rate securities. Interest rates shown are those in effect at March 31, 1998.
(b)  Senior notes.
(c) Participation interests were acquired through the financial institutions indicated parenthetically.
(d)  Non-income producing securities; loan in default.
(e)  Non-income producing securities.
(f) Securities were purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(g) All or a portion of these securities are segregated in connection with unfunded loan commitments.
(h) Collateralized by $22,878,951 U.S. Treasury Note 5.50% due 01/31/03 valued at $22,916,212.
(i) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $571,133 and the aggregate gross unrealized depreciation is $3,470,857, resulting in net unrealized depreciation of $2,899,724.

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $1,661,784,578)..........................................................  $1,658,884,854
Cash........................................................................................       2,152,764
Receivable for:
    Interest................................................................................      10,202,481
    Shares of beneficial interest sold......................................................       8,092,734
    Investments sold........................................................................          38,106
Prepaid expenses and other assets...........................................................         368,295
                                                                                              --------------

     TOTAL ASSETS...........................................................................   1,679,739,234
                                                                                              --------------

LIABILITIES:
Payable for:
    Investment advisory fee.................................................................       1,253,333
    Dividends to shareholders...............................................................       1,221,995
    Administration fee......................................................................         362,181
Deferred loan fees..........................................................................       4,430,905
Accrued expenses and other payables.........................................................         268,807
Commitment and contingencies (Note 7).......................................................        --
                                                                                              --------------
     TOTAL LIABILITIES......................................................................       7,537,221
                                                                                              --------------
     NET ASSETS.............................................................................  $1,672,202,013
                                                                                              --------------
                                                                                              --------------

COMPOSITION OF NET ASSETS:
Paid-in capital.............................................................................  $1,675,676,029
Net unrealized depreciation.................................................................      (2,899,724)
Dividends in excess of net investment income................................................        (739,750)
Accumulated undistributed net realized gain.................................................         165,458
                                                                                              --------------

     NET ASSETS.............................................................................  $1,672,202,013
                                                                                              --------------
                                                                                              --------------

NET ASSET VALUE PER SHARE
  168,030,224 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED OF $.01 PAR VALUE)............           $9.95
                                                                                              --------------
                                                                                              --------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Interest.......................................................................................  $61,289,957
Net facility, amendment and other loan fees....................................................    2,423,656
Other income...................................................................................      132,116
                                                                                                 -----------

     TOTAL INCOME..............................................................................   63,845,729
                                                                                                 -----------

EXPENSES
Investment advisory fee........................................................................    6,469,389
Administration fee.............................................................................    1,866,097
Facility fees..................................................................................      443,003
Professional fees..............................................................................      418,258
Transfer agent fees and expenses...............................................................      341,841
Registration fees..............................................................................      182,435
Shareholder reports and notices................................................................      133,375
Custodian fees.................................................................................       52,454
Trustees' fees and expenses....................................................................        9,313
Other..........................................................................................       54,505
                                                                                                 -----------

     TOTAL EXPENSES............................................................................    9,970,670
                                                                                                 -----------

     NET INVESTMENT INCOME.....................................................................   53,875,059
                                                                                                 -----------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain..............................................................................      601,876
Net change in unrealized depreciation..........................................................      945,652
                                                                                                 -----------

     NET GAIN..................................................................................    1,547,528
                                                                                                 -----------

NET INCREASE...................................................................................  $55,422,587
                                                                                                 -----------
                                                                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                          FOR THE SIX          FOR THE YEAR
                                                                                          MONTHS ENDED            ENDED
                                                                                         MARCH 31, 1998     SEPTEMBER 30, 1997
------------------------------------------------------------------------------------------------------------------------------

                                                                                          (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income................................................................     $   53,875,059       $   86,249,515
Net realized gain....................................................................            601,876            3,073,930
Net change in unrealized depreciation................................................            945,652           (3,410,252)
                                                                                       ------------------   ------------------

     NET INCREASE....................................................................         55,422,587           85,913,193

Dividends from net investment income.................................................        (55,141,683)         (84,598,513)
Net increase from transactions in shares of beneficial interest......................        327,317,887          403,817,997
                                                                                       ------------------   ------------------

     NET INCREASE....................................................................        327,598,791          405,132,677

NET ASSETS:
Beginning of period..................................................................      1,344,603,222          939,470,545
                                                                                       ------------------   ------------------

     END OF PERIOD
    (INCLUDING DIVIDENDS IN EXCESS OF NET INVESTMENT INCOME OF $739,750 AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF $526,874, RESPECTIVELY)...................     $1,672,202,013       $1,344,603,222
                                                                                       ------------------   ------------------
                                                                                       ------------------   ------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

INCREASE (DECREASE) IN CASH:

CASH FLOWS PROVIDED BY OPERATING ACTIVITIES:
Net investment income........................................................................  $  53,875,059
Adjustments to reconcile net investment income to net cash provided by operating activities:
Increase in receivables and other assets related to operations...............................     (2,371,680)
Increase in payables related to operations...................................................        298,990
Net loan fees received.......................................................................      2,479,100
Amortization of loan fees....................................................................     (2,423,656)
Accretion of discounts.......................................................................        883,564
                                                                                               -------------

     NET CASH PROVIDED BY OPERATING ACTIVITIES...............................................     52,741,377
                                                                                               -------------

CASH FLOWS USED FOR INVESTING ACTIVITIES:
Purchases of investments.....................................................................   (816,564,825)
Principal repayments/sales of investments....................................................    532,572,505
Net sales/maturities of short-term investments...............................................    (46,758,434)
                                                                                               -------------

     NET CASH USED FOR INVESTING ACTIVITIES..................................................   (330,750,754)
                                                                                               -------------

CASH FLOWS PROVIDED BY FINANCING ACTIVITIES:
Shares of beneficial interest sold...........................................................    352,572,254
Shares tendered..............................................................................    (54,418,267)
Dividends from net investment income (net of reinvested dividends of $20,777,368)............    (30,020,085)
                                                                                               -------------

     NET CASH PROVIDED BY FINANCING ACTIVITIES...............................................    268,133,902
                                                                                               -------------

NET DECREASE IN CASH.........................................................................     (9,875,475)

CASH BALANCE AT BEGINNING OF PERIOD..........................................................     12,028,239
                                                                                               -------------

CASH BALANCE AT END OF PERIOD................................................................  $   2,152,764
                                                                                               -------------
                                                                                               -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Prime Income Trust ("the Trust") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income consistent with the preservation of capital. The Trust was organized as a Massachusetts business trust on August 17, 1989 and commenced operations on November 30, 1989.

The Trust offers and sells its shares to the public on a continuous basis. The Trustees intend, each quarter, to consider authorizing the Trust to make tender offers for all or a portion of its outstanding shares of beneficial interest at the then current net asset value of such shares.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) The Trustees believe that, at present, there are not sufficient market quotations provided by banks, dealers or pricing services respecting interests in senior collateralized loans ("Senior Loans") to corporations, partnerships and other entities ("Borrower") to enable the Trust to properly value Senior Loans based on available market quotations. Accordingly, until the market for Senior Loans develops, interests in Senior Loans held by the Trust are valued at their fair value in accordance with procedures established in good faith by the Trustees. Under the procedures, adopted by the Trustees, interests in Senior Loans are priced using a matrix which takes into account the relationship between current interest rates and interest rates payable on each Senior Loan, as well as the total number of days in each interest period and the period remaining until the next interest rate determination or maturity of the Senior Loan. Adjustments in the matrix-determined price of a Senior Loan will be made in the event of a default on a Senior Loan or a significant change in the creditworthiness of the Borrower. The fair values determined in accordance with these procedures may differ significantly from the market values that would have been used had a ready market for the Senior Loans existed; (2) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest bid price; (3) all other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Interest income is accrued daily except where collection is not expected. When the Trust buys an interest in a Senior Loan, it may receive a facility fee, which is a fee paid to lenders upon origination of a Senior Loan and/or a commitment fee which is paid to lenders on an ongoing basis based upon the undrawn portion committed by the lenders of the underlying Senior Loan. The Trust amortizes the facility fee and accrues the commitment fee over the expected term of the loan. When the Trust sells an interest in a Senior Loan, it may be required to pay fees or commissions to the purchaser of the interest. Fees received in connection with loan amendments are amortized over the expected term of the loan.

C. SENIOR LOANS -- The Trust invests primarily in Senior Loans to Borrowers. Senior Loans are typically structured by a syndicate of lenders ("Lenders"), one or more of which administers the Senior Loan on behalf of the Lenders ("Agent"). Lenders may sell interests in Senior Loans to third parties ("Participations") or may assign all or a portion of their interest in a Senior Loan to third parties ("Assignments"). Senior Loans are exempt from registration under the Securities Act of 1933. Presently, Senior Loans are not readily marketable and are often subject to restrictions on resale.

Some of the Trust's Senior Loans are "Revolver Loans." For these loans, the Trust commits to provide funding up to the face amount of the loan. The amount drawn down by the borrower may vary during the term of the loan.

D. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement with Dean Witter InterCapital Inc. (the "Investment Adviser"), the Trust pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.90% to the portion of the daily net assets not exceeding $500 million and 0.85% to the portion of the daily net assets exceeding $500 million.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Adviser pays the salaries of all personnel, including officers of the Trust, who are employees of the Investment Adviser.

3. ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Trust pays an administration fee, calculated daily and payable monthly, by applying the annual rate of 0.25% to the Trust's daily net assets.

Under the terms of the Administration Agreement, the Administrator maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Administrator. The Administrator also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 1998 aggregated $816,632,390 and $532,365,612, respectively.

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

Shares of the Trust are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. Pursuant to a Distribution Agreement between the Trust, the Investment Adviser and the Distributor, the Investment Adviser compensates the Distributor at an annual rate of 2.75% of the purchase price of shares purchased from the Trust. The Investment Adviser will compensate the Distributor at an annual rate of 0.10% of the value of shares sold for any shares that remain outstanding after one year from the date of their initial purchase. Any early withdrawal charge to defray distribution expenses will be charged to the shareholder in connection with shares held for four years or less which are accepted by the Trust for repurchase pursuant to tender offers. For the six months ended March 31, 1998, the Investment Adviser has informed the Trust that it received approximately $849,000 in early withdrawal charges.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Adviser and Administrator, is the Trust's transfer agent.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended March 31, 1998 included in Trustees' fees and expenses in the Statement of Operations amounted to $1,840. At March 31, 1998, the Trust had an accrued pension liability of $48,417 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     SHARES          AMOUNT
                                                                   -----------   --------------
Balance, September 30, 1996......................................   94,535,310   $  944,540,145
Shares sold......................................................   45,281,310      450,176,134
Shares issued to shareholders for reinvestment of dividends......    3,988,872       39,655,716
Shares tendered (four quarterly tender offers)...................   (8,650,509)     (86,013,853)
                                                                   -----------   --------------
Balance, September 30, 1997......................................  135,154,983    1,348,358,142
Shares sold......................................................   35,817,953      356,611,392
Shares issued to shareholders for reinvestment of dividends......    2,523,376       25,124,762
Shares tendered (four quarterly tender offers)...................   (5,466,088)     (54,418,267)
                                                                   -----------   --------------
Balance, March 31, 1998..........................................  168,030,224   $1,675,676,029
                                                                   -----------   --------------
                                                                   -----------   --------------

On April 30, 1998, the Trustees approved a tender offer to purchase up to 5 million shares of beneficial interest to commence on May 20, 1998.

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

6. FEDERAL INCOME TAX STATUS

At September 30, 1997, the Trust had a net capital loss carryover of approximately $208,000 available through September 30, 2004 to offset future capital gains to the extent provided by regulations.

As of September 30, 1997, the Trust had temporary book/tax differences primarily attributable to dividends payable.

7. COMMITMENTS AND CONTINGENCIES

As of March 31, 1998, the Trust had unfunded loan commitments pursuant to the following loan agreements:

                                                                    UNFUNDED
BORROWER                                                           COMMITMENT
-----------------------------------------------------------------  -----------
Arena Brands, Inc................................................  $ 1,354,167
Caldor Corp......................................................    5,224,950
Chancellor Media Corp............................................    5,600,000
Crown Paper Co...................................................    4,010,174
Dade International, Inc..........................................      645,289
E & S Holdings Corp..............................................    3,397,647
Fairchild Holding Corp...........................................    3,750,000
Federal Mogul Corp...............................................    4,796,703
Jet Plastica Industries, Inc.....................................    2,702,703
Mafco Finance Corp...............................................    4,000,000
MJD Communications, Inc..........................................    3,677,419
SK Acquisition Corp..............................................   15,000,000
Specialty Foods Corp.............................................    6,392,694
The Stroh Brewery Co.............................................    1,330,000
                                                                   -----------
                                                                   $61,881,746
                                                                   -----------
                                                                   -----------

The total value of securities segregated for unfunded loan commitments were $67,917,690.

8. FINANCIAL INSTRUMENTS WITH CONCENTRATION OF CREDIT RISK

When the Trust purchases a Participation, the Trust typically enters into a contractual relationship with the Lender or third party selling such Participation ("Selling Participant"), but not with the Borrower. As a result, the Trust assumes the credit risk of the Borrower, the Selling Participant and any other persons interpositioned between the Trust and the Borrower ("Intermediate Participants") and the Trust may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the Participation. Because the Trust will only acquire Participations if the Selling

PRIME INCOME TRUST
NOTES TO FINANCIAL STATEMENTS MARCH 31, 1998 (UNAUDITED) CONTINUED

Participant and each Intermediate Participant is a financial institution, the Trust may be considered to have a concentration of credit risk in the banking and brokerage industry. At March 31, 1998, such Participations had a fair value of $21,033,827

The Trust will only invest in Senior Loans where the Investment Adviser believes that the Borrower can meet debt service requirements in a timely manner and where the market value of the collateral at the time of investment equals or exceeds the amount of the Senior Loan. In addition, the Trust will only acquire Participations if the Selling Participant and each Intermediate Participant is a financial institution which meets certain minimum creditworthiness standards.

PRIME INCOME TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                       FOR THE SIX
                                      MONTHS ENDED                 FOR THE YEAR ENDED SEPTEMBER 30,
                                     MARCH 31, 1998    ---------------------------------------------------------
                                       (UNAUDITED)       1997        1996        1995        1994        1993
----------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................  $      9.95       $    9.94   $    9.99   $   10.00   $    9.91   $    9.99
                                          ------       ---------   ---------   ---------   ---------   ---------

Net investment income..............         0.35            0.75        0.74        0.82        0.62        0.55
Net realized and unrealized gain
 (loss)............................         0.02          --           (0.04)       0.01        0.09       (0.08)
                                          ------       ---------   ---------   ---------   ---------   ---------

Total from investment operations...         0.37            0.75        0.70        0.83        0.71        0.47
                                          ------       ---------   ---------   ---------   ---------   ---------

Less dividends and distributions
 from:
   Net investment income...........        (0.37)          (0.74)      (0.75)      (0.81)      (0.62)      (0.55)
   Net realized gain...............      --               --          --           (0.03)     --          --
                                          ------       ---------   ---------   ---------   ---------   ---------

Total dividends and
 distributions.....................        (0.37)          (0.74)      (0.75)      (0.84)      (0.62)      (0.55)
                                          ------       ---------   ---------   ---------   ---------   ---------

Net asset value, end of period.....  $      9.95       $    9.95   $    9.94   $    9.99   $   10.00   $    9.91
                                          ------       ---------   ---------   ---------   ---------   ---------
                                          ------       ---------   ---------   ---------   ---------   ---------

TOTAL INVESTMENT RETURN+...........         3.78%(1)        7.78%       7.25%       8.57%       7.32%       4.85%

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         1.34%(2)        1.40%       1.46%       1.52%       1.60%       1.45%

Net investment income..............         7.23%(2)        7.53%       7.50%       8.11%       6.14%       5.53%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................   $1,672,202       $1,344,603   $939,471    $521,361    $305,034    $311,479

Portfolio turnover rate............           41%(1)          86%         72%        102%        147%         92%

---------------------

 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TRUSTEES
-----------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Wayne E. Hedien                                                  PRIME
Dr. Manuel H. Johnson                                            INCOME
Michael E. Nugent                                                TRUST
Philip J. Purcell
John L. Schroeder                                                       [PHOTO]


OFFICERS
-----------------------------------------------
Charles A. Fiumefreddo
CHAIRMAN AND CHIEF EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

Rajesh K. Gupta
VICE PRESIDENT

Sheila A. Finnerty
ASSISTANT VICE PRESIDENT

Peter Gewirtz
ASSISTANT VICE PRESIDENT

Thomas F. Caloia
TREASURER


TRANSFER AGENT
-----------------------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS
-----------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT ADVISER
-----------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048



                                                           Semiannual Report
                                                           March 31, 1998



The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.